EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Nov. 03, 2017 USD ($)	Jun. 30, 2023 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 08, 2024 USD ($) Share	Jul. 26, 2021
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from other financing activities							$ (560)	$ (313)
Payments to acquire exploration and evaluation assets							$ 873	$ 3,046
Kinross Delamar Mining Company [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 5,900
Number of instruments or interests issued or issuable	2,218,395
Proceeds from other financing activities					$ 21,300
Percentage of issued and outstanding common shares	9.90%
Value of shares on the closing date	$ 3,700
Acquisition, cash transferred	2,400
Promissory note issued	$ 3,500
Kinross Delamar Mining Company [Member] | Kinross Gold USA Inc. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of shares with security released	25.00%
Rich Gulch, LLC [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Number of instruments or interests issued or issuable | Share									2,959,769
Value of shares on the closing date									$ 2,100
Florida Mountain deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets				$ 2,000
Florida Mountain Empire claims [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets			$ 1,600
Florida Mountain Banner claims [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets						$ 400
Nevada Properties [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payment for land purchase		$ 2,500
Arizona Properties [Member] | Millennial Arizona LLC [Member] | Tri Minerals Holdings Corp [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of voting equity interests acquired										100.00%